Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business combinations
Summary of goodwill, fair value of net assets acquired, provisional fair values of assets and liabilities arising from acquisitions and cash outflow from current and past acquisitions

		Individually
	Terminix Global	immaterial
	Holdings, Inc.	acquisitions	Total
	2022	2022	2022	2021
	£m	£m	£m	£m
Purchase consideration
– Cash paid	1,087	214	1,301	273
– Deferred and contingent consideration	—	45	45	41
– Equity interests[1]	3,023	—	3,023	—
Total purchase consideration	4,110	259	4,369	314
Fair value of net assets acquired	(934)	(87)	(1,021)	(83)
Goodwill from current-year acquisitions	3,176	172	3,348	231
Goodwill expected to be deductible for tax purposes	—	60	60	146

1.Equity interests in Rentokil Initial plc issued to shareholders of £3,007m and replacement employee share awards of £16m.

		Individually
	Terminix Global	immaterial
	Holdings, Inc.	acquisitions	Total
	2022	2022	2022	2021
	£m	£m	£m	£m
Non-current assets
– Intangible assets[2]	2,027	74	2,101	71
– Property, plant and equipment[3]	249	14	263	13
– Other non-current assets	143	—	143	2
Current assets[4]	701	28	729	37
Current liabilities[5]	(311)	(11)	(322)	(26)
Non-current liabilities[6]	(1,875)	(18)	(1,893)	(14)
Net assets acquired	934	87	1,021	83
1.

The provisional fair values will be finalised in the 2023 Financial Statements. The fair values are provisional since the acquisition accounting has not yet been finalised, primarily due to the proximity of many acquisitions to the year end.

2.	Includes £778m (2021: £70m) of customer lists, £1,292m (2021: £nil) of indefinite-lived brands and £31m (2021: £1m) of other intangibles.
3.	Includes £200m (2021: £2m) of right-of-use assets.
4.	Includes cash acquired of £322m (2021: £6m), inventory of £48m (2021: £3m) and trade and other receivables of £359m (2021: £28m).
5.	Includes trade and other payables of £322m (2021: £26m).
6.

Includes £445m of deferred tax liabilities relating to acquired intangibles (2021: £8m), £749m of debt that was acquired with the Terminix business and repaid in November 2022 (2021: £nil), lease liabilities of £214m (2021: £2m), termite damage claims provisions of £335m (2021: £nil) and other provisions of £140m (2021: £2m).

		Individually
	Terminix Global	immaterial
	Holdings, Inc.	acquisitions	Total
	2022	2022	2022	2021
	£m	£m	£m	£m
Total purchase consideration	4,110	259	4,369	314
Equity interests	(3,023)	—	(3,023)	—
Consideration payable in future periods	—	(45)	(45)	(41)
Purchase consideration paid in cash	1,087	214	1,301	273
Cash and cash equivalents in acquired companies and businesses	(313)	(9)	(322)	(6)
Cash outflow on current period acquisitions	774	205	979	267
Deferred consideration paid	—	39	39	196
Cash outflow on current and past acquisitions	774	244	1,018	463